Summary of Significant Accounting Policies, AFUDC (Details) - Cleco Power [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Public Utilities, General Disclosures [Line Items]
Composite AFUDC rate, including borrowed and other funds, net of tax	7.39%	7.09%	6.47%
Composite AFUDC rate, including borrowed and other funds, pre-tax	11.94%	11.46%	10.46%